17. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
17. Subsequent Events

Note 15 Subsequent Events

On  November  15,  2015,  the  Board  authorized  the  Company  to  grant  certain  securities  under  the  Incentive  Plan,  in  the aggregate  amount  of  up  to  3,810,000  options  to  purchase  shares  of  our  common  stock,  vesting  in  part  immediately  and entirely over the next two years, and up to 75,000 shares of our common stock, vesting immediately.  As of May 12, 2016, the Company has entered into option award agreements with three grantees, consisting of up to 1,150,000 options to purchase shares of our common stock, of which options to purchase up to 650,000 shares of common stock vest immediately, options to purchase up to 350,000 shares of common stock will vest on November 15, 2016 and options to purchase up to 150,000 shares of common stock will vest on November 15, 2017. Also as of May 12, 2016, the Company has entered into a stock award agreements to issue 25,000 shares of its common stock, vesting immediately, which remains outstanding. The exercise of such awards is contingent upon attainment of majority shareholder approval of the Incentive Plan.

On April 4, 2016, the Company entered into a securities subscription agreement with an accredited investor, pursuant to which the Company sold 2,000,000 shares of our common stock at a purchase price of $2.50 per share, along with a one-year common stock purchase warrant to purchase up to 1,666,667 shares of our common stock at an exercise price of $3.00 per share, resulting in aggregate gross proceeds to the Company of $5,000,000.

On May 10, 2016, the Company entered into a securities subscription agreement with an accredited investor, pursuant to which the Company sold 675,000 shares of its common stock at a purchase price of $2.60 per share, a three year warrant to purchase up to 1,350,000 shares of our common stock at an exercise price ranging between $3.00 and $3.50 per share (depending on the date of exercise), and a right to subsequently receive “volume warrants” to purchase up to 1,350,000 shares of its common stock at $3.00 per share the, which will become issuable upon (a) the Company meeting specified thresholds based on the Company generating earnings before interest, taxes, depreciation and amortization (EBITDA) ranging from $26.9 million to $76.9 million in a fiscal year during the warrant term, (b) completion of a private placement of a minimum of $15,000,000 at pre-money valuation thresholds ranging from $350,000,000 to $1,000,000,000, or (c) the sale of at least fifty percent (50%) of its assets at pre-money valuation thresholds ranging from $350,000,000 to $1,000,000,000.

In May 2016, the Company paid $500,000 in principal of Notes, plus unpaid interest.

Note 17 Subsequent Events

On February 19, 2016, the Company completed a second closing of the November Stock Offering representing aggregate gross proceeds to the Company of $300,000, and thereafter issued 300,000 shares of its common stock.

In connection with the Agreement and Waiver and Agreement to Convert, the Company issued an additional 624,606 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $156,152.

In February 2016, the Company invited the November 2013 Investors to extend their forbearance period to make an election to convert or redeem their Notes for an additional three months, or until March 26, 2016, under the same terms as the November 2015 forbearance agreements. All but three of the November 2013 Investors elected to forbear an election for the additional period.

In February 2016, the Company issued 165,486 shares of its common stock upon full conversion of a Note by a 2013 Investor. In total, $229,998 was paid to Investors in February 2016 in cash or shares of common stock.

As of March 25, 2016, the Company has entered into Option Award Agreements with two grantees, pursuant to awards granted on November 15, 2015 under the Incentive Plan, consisting of up to 650,000 options to purchase shares of the Company’s common stock, of which options to purchase up to 450,000 shares of common stock vest immediately, and options to purchase up to 200,000 shares of common stock will vest on November 15, 2016. Also as of March 25, 2016, the Company has entered into Stock Award Agreements with two grantees to issued 75,000 shares of its common stock, vesting immediately. The exercise of such awards is contingent upon attainment of majority shareholder approval of the Incentive Plan. F-??